Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net income for the period	$ 21,199,409	$ 4,104,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	21,442,465	20,589,001
Amortization of deferred finance charges	325,577	314,959
Unrealized exchange differences	92,138	(7,176)
Share based compensation		4,071
Change in fair value of derivatives	(2,450,232)	2,678,441
Net loss/(gain) on sale of vessels	(1,372,409)	5,654,178
(Increase)/decrease in
Trade and other receivables	(1,038,642)	(329,414)
Claims receivable	(275,734)	(249,759)
Inventories	(198,666)	(1,277,795)
Advances and prepayments	119,337	339,982
Increase/(decrease) in
Payable to related party	107,632	(1,808,024)
Trade accounts payable	464,668	751,636
Accrued liabilities	(1,128,920)	277,055
Other current liability		(2,687,500)
Deferred income	(257,320)	(438,914)
Net cash provided by operating activities	37,029,303	27,914,741
Cash flows from investing activities
Insurance proceeds	792,137	323,980
Advances for vessels under construction and acquisitions	(62,513,765)	(51,073,881)
Proceeds from sale of vessels, net	18,136,907	25,001,033
Decrease in restricted cash account	2,141,047	250,000
Increase in restricted cash account		(1,210,093)
Net cash used in investing activities	(41,443,674)	(26,708,961)
Cash flows from financing activities
Stock repurchase		(2,234,214)
Deferred finance charges		(785,000)
Customer deposits received		275,000
Customer deposits paid		(285,000)
Loan repayment	(41,048,198)	(34,940,514)
Proceeds from long-term debt	43,250,000	49,400,000
Net cash provided by financing activities	2,201,802	11,430,272
Effect of exchange rate changes on cash	(92,138)	7,176
Net increase/(decrease) in cash and cash equivalents	(2,304,707)	12,643,228
Cash and cash equivalents at beginning of year	43,539,303	29,797,095
Cash and cash equivalents at end of period	$ 41,234,596	$ 42,440,323